Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
$
Less than 1 year	1,248
1 - 3 years	5
4 - 5 years	5
More than 5 years	1
Total	1,259